Prepayments, Deposits and Other Current Assets (Details) - Schedule of Several Agreements with its Suppliers - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Several Agreements with its Suppliers [Abstract]
Beginning balance	$ 1,865,219	$ 2,333,388
Marketing fees paid	8,155,673	5,476,922
Amortization of marketing fees	(5,560,187)	(6,053,515)
Foreign exchange difference	(239,719)	108,424
Ending balance	$ 4,220,986	$ 1,865,219